Long-term debt - Convertible senior unsecured notes (Details) $ / shares in Units, $ in Thousands	Jan. 28, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal		$ 437,883	$ 192,125	$ 57,228
Convertible Senior Unsecured Notes | Issuance of Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	$ 447,000
Borrowings, interest rate	2.75%
Convertible debt, conversion ratio	0.315
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 3.17
Convertible Senior Unsecured Notes | Issuance of Debt | Cash Settled Total Return Swap
Disclosure of detailed information about borrowings [line items]
Derivative, underlying common shares	$ 50,000
Principal | Convertible Senior Unsecured Notes | Issuance of Debt
Disclosure of detailed information about borrowings [line items]
Principal	460,000
Unamortized financing costs | Convertible Senior Unsecured Notes | Issuance of Debt
Disclosure of detailed information about borrowings [line items]
Principal	$ 13,000